Stock Options and Warrants Schedule of Outstanding Options (Details) (USD $)						6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 3-18-2010 Stock Option Grant [Member]	Dec. 31, 2012 3-18-2010 Stock Option Grant [Member]	Jun. 30, 2013 1-18-11 Stock Option Grant [Member]	Dec. 31, 2012 1-18-11 Stock Option Grant [Member]	Jun. 30, 2013 1-11-2013 Stock Option Grant [Member]
Schedule of Outstanding Options [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 5.69	$ 5.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	225,617	133,950	133,950	136,109	36,867	10,700	10,700	123,250	123,250	91,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	103,138	72,325				10,700	10,700	92,438		0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						Mar. 18, 2020		Jan. 18, 2021		Jan. 11, 2023